Reinsurance (Schedule of Significant Reinsurance Balances) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Recoverable on Unpaid Losses	$ 89,179	$ 153,538
Recoverable on Benefit Reserves/Deposit-type Contracts	42,352,280	30,765,421
Ceded Due Premiums	350,347	339,435
Total Amount Recoverable from Reinsurer	$ 42,091,115	$ 30,579,524	$ 23,100,644
Ironbound Reinsurance Company Limited [Member]
AM Best Rating	NR	NR
Recoverable on Benefit Reserves/Deposit-type Contracts	$ 4,141,644	$ 4,213,699
Total Amount Recoverable from Reinsurer	$ 4,141,644	$ 4,213,699
Optimum Reinsurance Company [Member]
AM Best Rating	A	A
Recoverable on Benefit Reserves/Deposit-type Contracts	$ 524,701	$ 489,770
Total Amount Recoverable from Reinsurer	$ 524,701	$ 489,770
Sagicor Life Insurance Company [Member]
AM Best Rating	A-	A-
Recoverable on Unpaid Losses	$ 89,179	$ 130,538
Recoverable on Benefit Reserves/Deposit-type Contracts	11,200,888	11,347,962
Ceded Due Premiums	286,028	270,273
Total Amount Recoverable from Reinsurer	$ 11,004,042	$ 11,208,227	$ 11,494,161
SDA Annuity and Life Re
AM Best Rating	NR	NR
Recoverable on Benefit Reserves/Deposit-type Contracts	$ 4,094,584	$ 2,506,911
Total Amount Recoverable from Reinsurer	$ 4,094,584	$ 2,506,911
SRC2
AM Best Rating	NR
Recoverable on Benefit Reserves/Deposit-type Contracts	$ 5,108,908
Total Amount Recoverable from Reinsurer	$ 5,108,908
US Alliance Life And Security Company Member
AM Best Rating	NR	NR
Recoverable on Unpaid Losses		$ 23,000
Recoverable on Benefit Reserves/Deposit-type Contracts	$ 17,281,555	12,207,079
Ceded Due Premiums	64,319	69,162
Total Amount Recoverable from Reinsurer	$ 17,217,236	$ 12,160,917